PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Property, Plant and Equipment, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 113,745	$ 105,890
Less: Accumulated depreciation and amortization	66,823	64,314
Depreciated cost	46,922	41,576
Depreciation and amortization expenses	4,839	5,187	$ 4,430
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	10,993	10,879
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	9,471	9,408
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	85,570	79,512
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	259	259
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	2,822	1,628
Internal Use Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 4,630	$ 4,204